Asian Growth Cubs ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 83.0%
BANGLADESH – 15.5%
Beacon Pharmaceuticals Ltd.	107,328	$256,899
Beximco Pharmaceuticals Ltd.	74,126	160,383
BRAC Bank Ltd.	264,072	153,505
GrameenPhone Ltd.	36,837	164,748
Marico Bangladesh Ltd.	6,004	168,489
Renata Ltd.	9,802	158,535
Square Pharmaceuticals Ltd.	59,621	156,065
Summit Power Ltd.	297,546	154,720
		1,373,344
INDONESIA – 31.1%
Ace Hardware Indonesia TBK PT	1,832,700	167,272
Bank Jago TBK PT*	193,900	240,657
Elang Mahkota Teknologi TBK PT*	1,129,400	214,752
Global Mediacom TBK PT*	8,598,800	155,774
Industri Jamu Dan Farmasi Sido Muncul TBK PT	3,281,400	182,647
Kalbe Farma TBK PT	1,730,900	150,799
Link Net TBK PT	565,000	179,706
Media Nusantara Citra TBK PT*	2,496,400	136,363
Medikaloka Hermina TBK PT	2,460,500	199,052
Mitra Keluarga Karyasehat TBK PT	999,800	179,048
Sarana Menara Nusantara TBK PT	2,057,300	208,397
Siloam International Hospitals TBK PT	302,600	174,185
Surya Citra Media TBK PT*	1,547,800	246,150
Tower Bersama Infrastructure TBK PT	792,200	175,831
Unilever Indonesia TBK PT	483,400	141,051
		2,751,684
PAKISTAN – 8.0%
Lucky Cement Ltd.*	30,112	164,541
Meezan Bank Ltd.	241,515	185,707
Searle Co. Ltd. (The)	106,259	155,092
Systems Ltd.	52,500	204,721
		710,061
PHILIPPINES – 12.5%
Ayala Corp.	10,280	150,133
Ayala Land, Inc.	227,900	149,091
Bank of the Philippine Islands	98,000	157,827
Converge ICT Solutions, Inc.*	384,400	175,339
First Gen Corp.	276,200	160,244
Globe Telecom, Inc.	4,455	165,776
Megaworld Corp.	2,584,000	143,197
		1,101,607
TAIWAN – 2.0%
Sea Ltd., ADR*	647	178,675

VIETNAM – 13.9%
Khang Dien House Trading and Investment JSC	109,000	193,261
Masan Group Corp.	37,700	220,074
Saigon Beer Alcohol Beverage Corp.	23,900	165,546
Viet Capital Securities JSC	78,800	170,954

Asian Growth Cubs ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
VIETNAM (Continued)
Vietnam Dairy Products JSC	42,900	$160,910
Vingroup JSC*	32,700	152,709
Vinhomes JSC*(a)	35,500	167,486
		1,230,940
TOTAL COMMON STOCKS
(Cost $7,276,030)		7,346,311

EXCHANGE-TRADED FUNDS – 11.7%

EQUITY – 11.7%

DCVFMVN Diamond ETF*	935,800	1,039,551
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,050,740)		1,039,551

SHORT-TERM INVESTMENTS – 1.5%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(b)	130,720	130,720
TOTAL SHORT TERM INVESTMENTS
(Cost $130,720)		130,720
TOTAL INVESTMENTS – 96.2%
(Cost $8,457,490)		8,516,582
Other Assets in Excess of Liabilities – 3.8%		339,490
TOTAL NET ASSETS – 100.0%		$8,856,072

*	Non-income producing security.
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $167,486, which represents 1.9% of net assets as of July 31, 2021.
(b)	The rate is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
JSC	:	Joint Stock Company